UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY ACT FILE NUMBER 811-21750
KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100, Houston, Texas	77002

(Address of principal executive offices)	(Zip code)
David Shladovsky, Esq.
KA Fund Advisors, LLC, 717 Texas Avenue, Suite 3100, Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 493-2020

Date of fiscal year end:	November 30, 2009

Date of reporting period:	August 31, 2009

Item 1: Schedule of Investments
KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2009
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Shares/Units	Value
Long-Term Investments — 127.3%
Equity Investments(a) — 95.1%
United States — 81.1%
MLP(b)(c) — 38.6%
Alliance Holdings GP, L.P.	41	$829
Buckeye GP Holdings L.P.	19	437
Buckeye Partners, L.P.	88	4,134
Calumet Specialty Products Partners, L.P.	88	1,238
Capital Product Partners L.P.(d)	1,432	11,330
Copano Energy, L.L.C.	75	1,167
Copano Energy, L.L.C. — Unregistered, Class D Units(e)(f)	114	1,654
Crosstex Energy, L.P.(g)	547	2,146
DCP Midstream Partners, LP	302	6,769
Energy Transfer Equity, L.P.	198	5,334
Energy Transfer Partners, L.P.	140	5,659
Enterprise GP Holdings L.P.	78	2,181
Enterprise Products Partners L.P.	1,028	27,763
Exterran Partners, L.P.	280	4,371
Global Partners LP	191	4,205
Holly Energy Partners, L.P.	61	2,241
Inergy Holdings, L.P.	11	484
Inergy, L.P.	328	9,154
K-Sea Transportation Partners L.P.	63	1,210
Magellan Midstream Holdings, L.P.	77	1,681
Magellan Midstream Partners, L.P.	37	1,352
MarkWest Energy Partners, L.P.	375	7,748
Martin Midstream Partners L.P.	258	6,177
Navios Maritime Partners L.P.(d)	1,187	13,883
ONEOK Partners, L.P.	56	2,808
OSG America L.P.	205	1,715
Plains All American Pipeline, L.P.(h)	1,113	52,812
Quicksilver Gas Services LP	14	206
Regency Energy Partners LP	592	9,646
Targa Resources Partners LP	143	2,415
TC PipeLines, LP	118	4,311
Teekay LNG Partners L.P.	233	5,342
Teekay Offshore Partners L.P.(d)	1,184	16,657
Western Gas Partners, LP	101	1,707
Williams Partners L.P.	371	7,355

		228,121

MLP Affiliates — 25.3%
Enbridge Energy Management, L.L.C.(i)	1,481	62,344
Kinder Morgan Management, LLC(i)	1,839	87,018

		149,362

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2009
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Shares/Units	Value
Marine Transportation — 8.1%
Aries Maritime Transport Limited(g)	279	$175
DHT Maritime, Inc.	1,656	8,610
Diana Shipping Inc.(g)	704	9,150
Genco Shipping & Trading Limited(g)	375	7,264
General Maritime Corporation	201	1,594
Nordic American Tanker Shipping Limited	76	2,271
Safe Bulkers, Inc.	829	6,076
Ship Finance International Limited	293	3,708
Teekay Tankers Ltd.	659	5,621
Tsakos Energy Navigation Limited	228	3,663

		48,132

Coal — 5.0%
Alpha Natural Resources, Inc.	94	3,053
Arch Coal, Inc.(j)	70	1,212
CONSOL Energy Inc.(j)	218	8,163
Massey Energy Company(j)	281	7,604
Peabody Energy Corporation(j)	285	9,314

		29,346

Royalty Trust — 3.1%
MV Oil Trust	640	9,831
Permian Basin Royalty Trust	242	2,929
Whiting USA Trust I	438	5,454

		18,214

Midstream — 1.0%
NiSource Inc.	120	1,585
ONEOK, Inc.	75	2,541
Spectra Energy Corp.	100	1,882

		6,008

Total United States (Cost — $448,351)		479,183

Canada — 14.0%
Royalty Trust — 14.0%
ARC Energy Trust	358	5,677
Bonavista Energy Trust	542	9,335
Bonterra Oil & Gas Ltd. — Unregistered(e)	15	348
Crescent Point Energy Trust	132	4,435
Daylight Resources Trust	726	5,338
Enerplus Resources Fund	425	8,902
NAL Oil & Gas Trust	1,651	17,036
Penn West Energy Trust	629	8,087
Trilogy Energy Trust	332	2,171
Vermilion Energy Trust	181	4,807
Westshore Terminals Income Fund	278	3,293
Zargon Energy Trust	808	13,035

Total Canada (Cost — $92,354)		82,464

Total Equity Investments (Cost — $540,705)		561,647

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2009
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value
Energy Debt Investments — 32.2%
United States — 29.3%
MLP(b) — 0.8%
Atlas Energy Resources, LLC	10.750%	2/01/18	$4,550	$4,596

Coal — 7.2%
James River Coal Company	9.375	6/01/12	13,688	12,730
Massey Energy Company(k)	3.250	8/01/15	20,150	15,062
Peabody Energy Corporation(k)	4.750	12/15/66	4,500	3,600
Penn Virginia Corporation(k)	4.500	11/15/12	12,000	10,335
Penn Virginia Corporation(k)	10.375	6/15/16	1,000	1,053

				42,780

Marine Transportation — 4.5%
Navios Maritime Holdings Inc.	9.500	12/15/14	25,250	22,094
Overseas Shipholding Group, Inc.	7.500	2/15/24	5,845	4,676

				26,770

Midstream — 4.0%
El Paso Corporation	12.000	12/12/13	4,765	5,408
El Paso Corporation	8.250	2/15/16	350	354
El Paso Corporation	7.750	1/15/32	10,035	8,936
The Williams Companies, Inc.	8.750	3/15/32	7,670	8,628

				23,326

Oilfield Services — 1.0%
Dresser, Inc.	(l)	5/04/15	7,000	5,845

Upstream — 10.2%
Bill Barrett Corporation	9.875	7/15/16	6,350	6,604
Carrizo Oil & Gas, Inc.(k)	4.375	6/01/28	13,500	10,074
CDX Funding, LLC	(m)	3/31/13	3,750	488
Encore Acquisition Company	9.500	5/01/16	4,500	4,545
Encore Acquisition Company	7.250	12/01/17	6,110	5,407
Hilcorp Energy Company	7.750	11/01/15	10,274	9,478
Mariner Energy, Inc.	7.500	4/15/13	5,000	4,725
Mariner Energy, Inc.	11.750	6/30/16	3,500	3,693
Mariner Energy, Inc.	8.000	5/15/17	6,000	5,310
Quicksilver Resources Inc.	8.250	8/01/15	2,200	2,068
Quicksilver Resources Inc.	11.750	1/01/16	1,000	1,060
Quicksilver Resources Inc.	9.125	8/15/19	3,000	2,925
Petrohawk Energy Corporation	9.125	7/15/13	4,045	4,106

				60,483

Utilities — 1.6%
Energy Future Holdings Corp.	(n)	10/10/14	12,500	9,500

Total United States (Cost —$168,589)				173,300

Canada — 2.9%
Upstream — 2.9%
Athabasca Oil Sands Corp. (Cost — $17,093)	13.000%	7/30/11	$17,500	16,784

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2009
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value
Total Fixed Income Investments (Cost—$185,682)				$190,084

Total Long-Term Investments (Cost — $726,387)				751,731

Short-Term Investment — 2.9%
Repurchase Agreement — 2.9%
J.P. Morgan Securities Inc. (Agreement dated 8/31/2009 to be repurchased at $17,368), collateralized by $17,876 in U.S. Treasury note (Cost — $17,368)	0.120	9/01/09		17,368

Total Investments — 130.2% (Cost — $743,755)				769,099

	No. of
	Contracts
Liabilities
Call Option Contracts Written(g)
United States
Coal
Arch Coal, Inc., call option expiring 9/19/2009 @ $18.00	500	(25)
CONSOL Energy Inc., call option expiring 9/19/2009 @ $37.00	500	(98)
CONSOL Energy Inc., call option expiring 9/19/2009 @ $39.00	250	(27)
Massey Energy Company, call option expiring 9/19/2009 @ $27.00	125	(19)
Massey Energy Company, call option expiring 9/19/2009 @ $28.00	375	(41)
Massey Energy Company, call option expiring 9/19/2009 @ $29.00	750	(53)
Massey Energy Company, call option expiring 9/19/2009 @ $30.00	250	(14)
Peabody Energy Corporation, call option expiring 9/19/2009 @ $36.00	500	(17)

Total Call Option Contracts Written (Premium Received — $690)		(294)
Senior Unsecured Notes		(165,000)
Other Liabilities		(20,818)

Total Liabilities		(186,112)
Other Assets		7,792

Total Liabilities in Excess of Other Assets		(178,320)

Net Assets Applicable To Stockholders		$590,779

(a)	Unless otherwise noted, equity investments are common units/common shares.

(b)
Unless otherwise noted, securities are treated as a publicly traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly traded partnerships. Although the Fund had 31.5% of its net assets invested in securities treated as publicly traded partnerships at August 31, 2009, the Fund had less than 25% of its total assets invested in these securities. It is the Fund’s intention to be treated as a RIC for tax purposes.

(c)	Includes Limited Liability Companies.

(d)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.

(e)	Fair valued and restricted security.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2009
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

(f)	Security is currently not paying cash distributions but will convert to securities which pay cash distributions within the next 12 months.

(g)	Security is non-income producing.

(h)	The Fund believes that it is an affiliate of Plains All American Pipeline, L.P.

(i)	Distributions are paid-in-kind.

(j)	Security or a portion thereof is segregated as collateral on option contracts written.

(k)	Security is convertible into common shares of the issuer.

(l)	Floating rate senior secured second lien term loan. Security pays interest at a rate of LIBOR + 575 basis points (6.02% as of August 31, 2009).

(m)
Floating rate senior secured second lien term loan. Security pays interest at a prime rate of 3.25% + 525 basis points and 200 basis points default penalty (10.50% as of August 31, 2009). As of August 31, 2009, CDX Funding, LLC was in payment default under the floating rate senior secured second lien term loan.

(n)
Floating rate senior secured second lien term loan. Security pays interest at a rate of LIBOR + 350 basis points (3.78% as of August 31, 2009). Energy Future Holdings Corp., formerly TXU Corp., is a privately-held energy company with a portfolio of competitive and regulated energy subsidiaries, including TXU Energy, Oncor and Luminant.

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, and cannot, as a result, be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.
At August 31, 2009, the Fund held the following restricted investments:

			Number of						Percent of
		Type of	Units or	Acquisition	Cost	Fair	Fair Value	Percent of	Total
Investment	Security	Restriction	Principal($)	Date	Basis	Value	per Unit	Net Assets	Assets
Copano Energy, L.L.C	Class D Units	(1)	114	3/14/2008	$3,000	$1,654	$14.47	0.3%	0.2%
Bonterra Oil & Gas Ltd.	Common Shares	(2)	15	5/27/2009	216	348	23.21	0.0	0.0

Total of securities valued in accordance with procedures established by the Board of Directors(3)					$3,216	$2,002		0.3%	0.2%

Atlas Energy Resources, LLC	Senior Notes	(4)	$4,550	(5)	$3,881	$4,596	n/a	0.8%	0.6%
Athabasca Oil Sands Corp.	Senior Notes	(4)	$17,500	(5)	17,093	16,784	n/a	2.8	2.2
CDX Funding, LLC	Secured Term Loan	(4)	$3,750	(5)	3,786	488	n/a	0.1	0.1
Dresser, Inc.	Secured Term Loan	(4)	$7,000	(5)	6,731	5,845	n/a	1.0	0.8
Energy Future Holdings Corp.	Secured Term Loan	(4)	$12,500	(5)	9,258	9,500	n/a	1.6	1.2
Hilcorp Energy Company	Senior Notes	(4)	$10,274	(5)	9,327	9,478	n/a	1.6	1.2

Total of securities valued by prices provided by market maker or independent pricing services(6)(7)					$50,076	$46,691		7.9%	6.1%

Total of all restricted securities					$53,292	$48,693		8.2%	6.3%

(1)
Unregistered security of a publicly-traded company for which there is currently no established market. The Class D Units of Copano Energy, L.L.C. are expected to convert to public units in February 2010.

(2)
Unregistered security of a publicly-traded company. The common shares owned by the Fund are subject to a lock-up agreement which expires in September 2009 after which the Fund may sell the common shares subject to Rule 144.

(3)
Restricted securities that represent Level 3 categorization under SFAS No. 157 where reliable market quotes are not readily available. Securities are valued in accordance with the procedures established by the board of directors.

(4)	Unregistered security of a private company.

(5)	Acquired in numerous transactions at various dates.

(6)
Securities with a fair market value determined by the mean of the bid and ask prices provided by a syndicate bank or principal market maker. These securities have limited trading volume and are not listed on a national exchange. The syndicate bank or principal market maker is the active exchange for such securities.

(7)
Restricted securities that represent Level 2 categorization under SFAS No. 157. Securities are valued using prices provided by a principal market maker, syndicate bank or an independent pricing service.

At August 31, 2009, the cost basis of investments for federal income tax purposes was $758,111. At August 31, 2009, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$99,330
Gross unrealized depreciation	(88,342)

Net unrealized appreciation	$10,988

The identified cost basis of federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included in this footnote.
SFAS No. 157. In September 2006, the FASB issued Statement on Financial Accounting Standards, “Fair Value Measurements” (“SFAS No. 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.
As of December 1, 2007, the Fund adopted SFAS No. 157. The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of this standard did not have any material effect on the Fund’s net asset value. However, the adoption of the standard does require the Fund to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Fund’s periodic filings. Further, valuation techniques to measure fair value shall maximize the use of relevant observable inputs that do not require significant adjustment and minimize the use of unobservable inputs.
SFAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at August 31, 2009.

		Quoted Prices in	Prices with Other	Unobservable
		Active Markets	Observable Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3) (1)
Assets at Fair Value
Investments	$751,731	$559,645	$190,084	$2,002
Repurchase Agreement	17,368	—	17,368	—

Total assets at fair value	$769,099	$559,645	$207,452	$2,002

Liabilities at Fair Value
Option Contracts Written	$294	—	$ 294	—

(1)	The Fund’s investment in Level 3 represents its investment in Copano Energy, L.L.C. Class D Units and Bonterra Oil & Gas Ltd.
The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at November 30, 2008 and at August 31, 2009.

Long-Term
Assets at Fair Value Using Unobservable Inputs (Level 3)	Investments
Balance — November 30, 2008	$1,125
Transfers out of Level 3	—
Realized gain (losses)	—
Unrealized gains, net	661
Purchases, issuances or settlements	216

Balance — August 31, 2009	$2,002

The $661 of unrealized gains, net, presented in the table above relate to investments that are still held at August 31, 2009.
The Fund did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at November 30, 2008 and at August 31, 2009.
SFAS No. 161. In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard amends and expands the disclosure requirements of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, to illustrate how and why an entity uses derivative instruments; how derivative instruments and related hedged items are accounted for under SFAS No. 133; and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. As of December 1, 2008, the Fund adopted SFAS No. 161.

The Fund is exposed to financial market risks, including changes in interest rates and in the valuations of its investment portfolio. The Fund may write (sell) call options with the purpose of generating income on non-income producing securities or reducing its holding of certain securities. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from the writer of the option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. The successful use of options depends in part on the degree of correlation between the options and securities.
The following table sets forth the fair value of the Fund’s derivative instruments.

Derivatives not accounted for as hedging		Fair Value as of
instruments under SFAS No. 133	Statement of Assets and Liabilities Location	August 31, 2009
Liabilities
Call options	Call option contracts written	$(294)
The following table sets forth the effect of derivative instruments on the Statement of Operations.

For the Nine Months
Ended August 31, 2009
Net Change in
Derivatives not accounted for		Net Realized Gains on	Unrealized Gains on
as hedging instruments under	Location of Gains on Derivatives	Derivatives Recognized	Derivatives Recognized
SFAS No. 133	Recognized in Income	in Income	in Income
Call options	Options	$6,647	$350
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 27, 2009 with a file number 811-21750.
Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.
Item 2: Controls and Procedures
     (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.
     (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3: Exhibits
     1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
/s/ Kevin S. McCarthy
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	October 29, 2009

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin S. McCarthy
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	October 29, 2009

/s/ Terry A. Hart
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	October 29, 2009